Related party transactions_Details of changes in major deposits due to customers with related parties (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Saman Corporation
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 2,522,000,000	[1],[2]	₩ 2,436,000,000	[1],[2]	₩ 2,334,000,000
Changes in finance agreements from related parties [Abstract]
Increase				86,000,000	[2]	102,000,000
Decrease				0	[2]	0
Ending balance	[1],[2]			2,522,000,000		2,436,000,000
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		1,180,000,000	[1]	1,180,000,000	[1]	1,135,000,000
Changes in finance agreements from related parties [Abstract]
Increase		1,180,000,000		1,460,000,000		1,025,000,000
Decrease		1,180,000,000		1,460,000,000		980,000,000
Ending balance	[1]	1,180,000,000		1,180,000,000		1,180,000,000
Chin Hung International Inc.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		400,000,000	[1]	765,000,000	[1]	765,000,000
Changes in finance agreements from related parties [Abstract]
Increase		0		400,000,000		765,000,000
Decrease		400,000,000		765,000,000		765,000,000
Ending balance	[1]	0		400,000,000		765,000,000
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	6,000,000,000	[1]	4,000,000,000
Changes in finance agreements from related parties [Abstract]
Increase		1,000,000,000		0		12,000,000,000
Decrease		0		6,000,000,000		10,000,000,000
Ending balance	[1]	1,000,000,000		0		6,000,000,000
Partner One Value Up I Private Equity Fund
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		1,150,000,000	[1]	1,403,000,000	[1]	0
Changes in finance agreements from related parties [Abstract]
Increase		1,737,000,000		1,617,000,000		1,803,000,000
Decrease		2,024,000,000		1,870,000,000		400,000,000
Ending balance	[1]	863,000,000		1,150,000,000		1,403,000,000
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 0	[1]	535,000,000	[1]	635,000,000
Changes in finance agreements from related parties [Abstract]
Increase				25,000,000		560,000,000
Decrease				560,000,000		660,000,000
Ending balance	[1]			0		535,000,000
STX Corporation
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance	[3]			0	[1]	330,000,000
Changes in finance agreements from related parties [Abstract]
Increase	[3]					0
Decrease	[3]					330,000,000
Ending balance	[1],[3]					0
STX Engine Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance				0	[1]	10,256,000,000	[3]
Changes in finance agreements from related parties [Abstract]
Increase	[3]					0
Decrease	[3]					10,256,000,000
Ending balance	[1]					0
Kumho Tire Co., Inc.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance	[3]			0	[1]	37,000,000
Changes in finance agreements from related parties [Abstract]
Increase	[3]					0
Decrease	[3]					37,000,000
Ending balance	[1],[3]					0
Hyunwoo International Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance	[3]			₩ 0	[1]	41,000,000
Changes in finance agreements from related parties [Abstract]
Increase	[3]					0
Decrease	[3]					41,000,000
Ending balance	[1],[3]					₩ 0

[1]	Details of payment between related parties and demand deposit due to customers etc. are excluded.
[2]	Excluded from the related parties due to the loss of significant influence for the year ended December 31, 2019.
[3]	Excluded from associates due to disposal for the year ended December 31, 2018.